Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments [Abstract]
Summary of Investments in Marketable Equity Securities with Readily Determinable Fair Values
These marketable securities are included in other long-term assets in the accompanying consolidated balance sheets.

(in thousands, except shares held)	As of December 31,
Curetis N.V.	2018	2017
Shares held	204,000	320,424
Cost basis	$1,444	$2,268
Fair value	$350	$1,516
Total recognized loss during the period	$(572)	$—
Total cumulative unrealized loss	$(1,094)	$(752)
A summary of our investments in marketable equity securities that have readily determinable fair values that are classified as available-for-sale follows below. These investments are reported at fair value with gains and losses recorded in earnings beginning in January 2018 upon adoption of ASU 2016-01. Prior to adoption, these investments were reported at fair value with unrealized gains and losses recognized in accumulated other comprehensive income on the balance sheet. Accordingly, upon adoption, we recorded a cumulative effect adjustment to decrease opening retained earnings at January 1, 2018 by a net of tax amount of $0.9 million (pre-tax $1.1 million) for unrealized losses as of the adoption date.

(in thousands, except shares held)	As of December 31,
HTG Molecular Diagnostics, Inc (HTGM)	2018	2017
Shares held	833,333	833,333
Cost basis	$2,000	$2,000
Fair value	$2,117	$1,692
Total recognized gain during the period	$425	$—
Total cumulative unrealized gain (loss)	$117	$(308)

Summary of Equity Method Investments Included in Other Assets
A summary of our non-marketable investments accounted for as equity method investments is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
($ in thousands)	Ownership Percentage	2018	2017	2018	2017	2016
PreAnalytiX GmbH	50.00%	$5,405	$7,562	$4,062	$3,818	$3,067
MAQGEN Biotechnology Co., Ltd	40.00%	5,154	3,285	(579)	(542)	—
Suzhou Fuda Business Management and Consulting Partnership	33.67%	3,138	—	—	—	—
Apis Assay Technologies Ltd	19.00%	770	—	—	—	—
Hombrechtikon Systems Engineering AG	19.00%	378	1,155	(668)	(346)	—
Biotype Innovation GmbH	0.00%	—	3,821	(123)	39	(335)
Pyrobett	19.00%	—	2,639	(100)	195	333
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.	0.00%	—	—	—	—	(244)
		$14,845	$18,462	$2,592	$3,164	$2,821

Changes in Non-Marketable Investments Not Accounted for Under the Equity Method
The changes in these investments which are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer for the years ended December 31, 2018 and 2017 are as follows:

(in thousands)	2018	2017
Balance at beginning of year	$33,605	$38,173
Cash investments in equity securities	9,633	278
Net increases due to observable price changes	13,104	—
Conversion of note receivable to equity securities	11,369	—
Sale of equity securities	(5,400)	—
Impairments	—	(5,137)
Full acquisition of equity securities	(2,710)	—
Foreign currency translation adjustments	(117)	291
Balance at end of year	$59,484	$33,605